Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Mar. 25, 2024
Registrant Name	dei_EntityRegistrantName	INVESTORS CASH TRUST
CIK	dei_EntityCentralIndexKey	0000863209
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 25, 2024
Effective Date	dei_DocumentEffectiveDate	Mar. 25, 2024
Prospectus Date	rr_ProspectusDate	Dec. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A